OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
                    Supplement dated May 1, 1997 to the
                    Prospectus dated November 25, 1996

The Prospectus is changed as follows:

1.   The first footnote under the "Shareholder Transaction
Expenses" table on page 3  is replaced with the following:

       (1)  If you invest $1 million or more in Class
       A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy
       Shares - Buying Class A Shares", below.

2. The "Annual Fund Operating Expenses" chart on page 4 is deleted and replaced with the following:

     Annual Fund Operating Expenses as a Percentage of Average Net
Assets

                                        Class A   Class B        Class C
                                        Shares    Shares         Shares

     Management Fees (restated)         0.57%     0.57%          0.57%
     12b-1 Plan Fees                    0.14%     0.90%          0.90%
     Other Expenses                     0.29%     0.29%          0.29%
     Total Fund Operating Expenses      1.00%     1.76%          1.84%
        (restated)

3.    The first paragraph under the "Annual Fund Operating
Expenses" chart on page 4 is deleted and replaced with the following:

     The numbers in the chart above are reflective of the Fund's expenses in its fiscal period January 1, 1996 to July 31, 1996 (the Fund's new fiscal year end) had the voluntary managment fee waiver been in effect for the period. Effective January 1, 1997, the Manager has voluntarily agreed to waive a portion of the Fund's management fees. Therefore, the "Management Fees" and the "Total Fund Operating Expenses" shown in the chart above have been restated to reflect the voluntary waiver of a portion of the Fund's management fees had the waiver been in effect for the Fund's fiscal year ended July 31, 1996. Had the waiver not been in effect, the Fund's "Management Fees" would have been 0.60% for the Fund's Class A, Class B and Class C shares and the "Total Fund Operating Expenses" would have been 1.03%, 1.79% and 1.87%, respectively for Class A, Class B and Class C shares. These amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that fiscal period.

          The "12b-1 Plan Fees" for Class A shares are Service Plan fees. For Class B and Class C shares, the "12b-1 Plan Fees" are Service Plan fees and asset-based sales charges. The service fee for Class A shares is 0.15% and for Class B and Class C shares is 0.25% (currently set at 0.15%) of average annual net assets of the class, and the asset-based sales charge for Class B and Class C shares is 0.75%. These plans are described in greater detail in "How to Buy Shares," below.

4.   The second sentence in "Class A Shares" under "Classes of
Shares" on page 24 is replaced by the following:

     If you purchase Class A shares as part of an investment of at least $1 million in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.

5.   The following sentence is added to th end of the paragraph
"How Does it Affect Payments To My Broker?" under "Which Class of
Shares Should You Choose?" on page 26:

     The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

6.   The first sentence in the third paragraph of "Buying Class A
Shares - Class A Contingent Deferred Sales Charge" on page 28 is replaced by the following:

     If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
     A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

7. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on page 29 is replaced by the following:

     The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies.

8. Under the caption "Waivers of Class A Sales Charges - Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchases," a new subparagraph is inserted under the second subparagraph at the top of page 30 as follows:

             (1) investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares);

9. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on pages 30 and 31 is replaced by the following:

              if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

             if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

10. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 33:

     If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

11. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C Shares" on pages 33:

     If a dealer has a special agreement with the Distributor, the Distributor will pay the Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

12. The section captioned "Special Investor Services" on page 35 is revised by adding the following after the sub-section captioned "PhoneLink":

     Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.




May 1, 1997                                                      PS0740.008

                   OPPENHEIMER NEW JERSEY MUNICIPAL FUND
                    Supplement dated May 1, 1997 to the
                    Prospectus dated November 25, 1996

The Prospectus is changed as follows:

1.   The first footnote under the "Shareholder Transaction
 Expenses" table on page 3  is replaced with the following:

       1.  If you invest $1 million or more in Class
       A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy
       Shares - Buying Class A Shares", below.

2.   The second sentence in "Class A Shares" under "Classes of
Shares" on page 24 is replaced with the following:

     If you purchase Class A shares as part of an investment of at least $1 million in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.

3.   The following sentence is added to the end of the paragraph:
"How Does it Affect Payments To My Broker?" under "Which Class of
Shares Should You Choose?" on page 26:

     The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

4.   The first sentence in the third paragraph of "Buying Class A
Shares - Class A Contingent Deferred Sales Charge" on page 28 is replaced by the following:

     If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
     A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

5. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on page 29 is replaced by the following:

     The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies.

6. Under the caption "Waivers of Class A Sales Charges - Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchases," a new sub-paragraph is inserted under the second subparagraph at the top of page 30 as follows:

             (1) investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares);

7. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 31 is replaced by the following:

              if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

             if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

8. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 33:

     If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

9. The sixth paragraph in the section captioned "Distribution and Service Plans for Class B and Class C Shares" on pages 33 and 34 is replaced by the following:

     The Distributor pays sales commissions of 0.75% of the purchase price to dealers from its own resources when Class C shares are sold. Including the advance of the service fee, the total amount paid by the Distributor to the dealer when Class C shares are sold is therefore 0.90% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee in advance at the time of purchase.

10. The section captioned "Special Investor Services" on page 35 is revised by adding the following after the sub-section captioned "PhoneLink":

     Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.




May 1, 1997                                                      PS0395.008

                    OPPENHEIMER FLORIDA MUNICIPAL FUND
                    Supplement dated May 1, 1997 to the
                    Prospectus dated November 25, 1996

The Prospectus is changed as follows:

1.   The first footnote under the "Shareholder Transaction
Expenses" table on page 3  is replaced with the following:

       1.  If you invest $1 million or more in Class
       A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy
       Shares - Buying Class A Shares", below.

2. The "Annual Fund Operating Expenses" chart on page 4 is deleted and replaced with the following:

     Annual Fund Operating Expenses as a Percentage of Average Net
Assets

                                   Class A   Class B   Class C
                                   Shares    Shares    Shares

     Management Fees (restated)         0.545%    0.545%    0.545%
     12b-1 Plan Fees                    0.15%          0.90%          0.90%
     Other Expenses (after expense
       reimbursement)                   0.48%          0.47%          0.51%
     Total Fund Operating Expenses      1.175%    1.915%    1.955%
        (restated)

3.   The first and second paragraphs under the "Annual Fund
Operating Expenses" chart on page 4 are deleted and replaced with the following:

     The numbers in the table above are reflective of the Fund's expenses in its fiscal period January 1, 1996 to July 31, 1996 (the Fund's new fiscal year end) had the voluntary management fee waiver been in effect forthe period and assuming no provision for voluntary expense assumption was made by the Manager. Effective January 1, 1997, the Manager has voluntarily agreed to waive a portion of the Fund's management fees. Therefore, the "Management Fees" and the "Total Fund Operating Expenses" shown in the chart above have been restated to reflect the voluntary waiver of a portion of the Fund's management fees had the waiver been in effect for the Fund's fiscal year ended July 31, 1996. Had the waiver not been in effect, the Fund's "Management Fees" would have been 0.60% for the Fund's Class A, Class B and Class C shares and the "Total Fund Operating Expenses" would have been 1.23%, 1.97% and 1.99%, respectively for Class A, Class B and Class
     C shares. These amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that fiscal period.

          The "12b-1 Plan Fees" for Class A shares are Service Plan fees. For Class B and Class C shares, the "12b-1 Plan Fees" are Service Plan fees and asset-based sales charges. The service fee for Class A shares is 0.15% and for Class B and Class C shares is 0.25% (currently set at 0.15%) of average annual net assets of the class, and the asset-based sales charge for Class B and Class C shares is 0.75%. These plans are described in greater detail in "How to Buy Shares," below.

4.   The second sentence in "Class A Shares" under "Classes of
Shares" on page 25 is replaced by the following:

     If you purchase Class A shares as part of an investment of at least $1 million in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.

5.   The following sentence is added to the end of the paragraph
"How Does it Affect Payments To My Broker?" under "Which Class of
Shares Should You Choose?" on page 27:

     The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

6.   The first sentence in the third paragraph of "Buying Class A
Shares - Class A Contingent Deferred Sales Charge" on page 29 is replaced by the following:

     If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
     A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

7. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on page 30 is replaced by the following:

     The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies.

8. Under the caption "Waivers of Class A Sales Charges - Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchases," a new fifth sub-paragraph is inserted under the fourth sub-paragraph at the top of page 31 as follows:

             (1) investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares);

9. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 32 is replaced by the following:

              if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

             if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

10. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 35:

     If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

11. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C Shares" on pages 35:

     If a dealer has a special agreement with the Distributor, the Distributor will pay the Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

12. The section captioned "Special Investor Services" on page 36 is revised by adding the following after the sub-section captioned "PhoneLink":


     Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.




May 1, 1997                                                      PS0795.008